13. Investment properties (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Properties Details Narrative
Investment properties	R$ 57,652	R$ 57,968	R$ 56,957	R$ 54,039
Investment properties, market value	R$ 402,000	R$ 404,000